Property and Equipment (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment (Textual)
Depreciation of fixed assets	$ 126,512	$ 123,320	$ 247,156	$ 161,284
Depreciation allocated to cost of sales			$ 22,610	$ 16,725